Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following information sets forth the computation of the net increase in net assets per share resulting from operations for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023:

			Period from June 30, 2023
	Year ended		(commencement of operations)
	September 30, 2024		to September 30, 2023
	Class I	Class S	Class I
Earnings available to shareholders	$119,726	$1,916	$16,423
Basic and diluted weighted average shares outstanding	44,385,411	1,666,686	26,035,443
Basic and diluted earnings per share	$2.70	$1.15	$0.63